Cover Page Cover Page	Oct. 29, 2026
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 29, 2026
Entity Registrant Name	CNX Resources Corporation
Entity Incorporation, State or Country Code	DE
Entity File Number	001-14901
Entity Tax Identification Number	51-0337383
Entity Address, Address Line One	CNX Center
Entity Address, Address Line Two	1000 Horizon Vue Drive
Entity Address, City or Town	Canonsburg
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15317
City Area Code	724
Local Phone Number	485-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Central Index Key	0001070412
Amendment Flag	false
Entity Emerging Growth Company	false
Common Stock
Entity Information [Line Items]
Title of 12(b) Security	Common Stock ($.01 par value)
Trading Symbol	CNX
Security Exchange Name	NYSE
Preferred Share Purchase Rights
Entity Information [Line Items]
Title of 12(b) Security	Preferred Share Purchase Rights
Security Exchange Name	NYSE
No Trading Symbol Flag	true